INVESTMENTS - Narrative (Details) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2023 USD ($) DIRECTOR	Jun. 30, 2023 USD ($) DIRECTOR	Dec. 31, 2022 USD ($) DIRECTOR	Dec. 09, 2022
Schedule of Equity Method Investments [Line Items]
Net income from equity method investments	$ 114	$ 243	$ 21
Cash distributions received		263
Undistributed earnings	1	1
Retained Earnings (Accumulated Deficit)	$ (1)	$ (1)	19
Undistributed Earnings
Schedule of Equity Method Investments [Line Items]
Retained Earnings (Accumulated Deficit)			$ 21
Brookfield Asset Management ULC
Schedule of Equity Method Investments [Line Items]
Ownership percentage	25.00%	25.00%	25.00%	25.00%
Number of directors able to appoint | DIRECTOR	2	2	2